Non-controlling interests	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Non-controlling interests	Non-controlling interestsNon-controlling interests did not represent a material component of Sanofi’s consolidated financial statements in the years ended December 31, 2020, 2019 and 2018